Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2021		$ 15,203	$ 1,484,797	$ 2,321,201	$ 2,827,690	$ 3,821,201
Balance, shares at Dec. 31, 2021	[1]	11,250,000
Capital contribution			1,200,000		888,000	1,200,000
Net income for the year				68,627	50,784	68,627
Balance at Dec. 31, 2022		$ 15,203	2,684,797	2,389,828	3,766,474	5,089,828
Balance, shares at Dec. 31, 2022	[1]	11,250,000
Net income for the year				4,685	3,467	4,685
Balance at Dec. 31, 2023		$ 15,203	$ 2,684,797	$ 2,394,513	$ 3,769,941	$ 5,094,513
Balance, shares at Dec. 31, 2023	[1]	11,250,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on August 2, 2022.